27. Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 17,983,654	R$ 16,085,094	R$ 14,608,233
Metropolitan region of São Paulo
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	11,849,776	10,295,509	8,636,926
Regional Systems
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	4,284,256	3,958,100	3,586,820
Sanitation services
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 16,134,032	R$ 14,253,609	R$ 12,223,746